STATEMENTS OF PROFIT OR LOSS - ADDITIONAL INFORMATION (Schedule of Income and Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cost of revenues:
Salaries and benefits	$ 747	$ 432	$ 238
Materials and sub-contractors	1,936	1,260	671
Total cost of revenues	2,683	1,692	909
Research and development, net:
Salaries and benefits	8,509	9,862	11,545
Share-based compensation	360	764	593
Materials and sub-contractors	4,152	6,349	5,514
Plant growth and greenhouse maintenance	456	744	839
Office maintenance	651	639	437
Depreciation and amortization	2,440	2,549	2,540
Gain from derecognition of property, plant and equipment	0	(26)	0
Amounts recorded in respect with government grants	48	(143)	(726)
Other	32	39	50
Research and development expenses	16,648	20,777	20,792
Sales and marketing
Salaries and benefits	1,979	1,996	2,475
Share-based compensation	603	595	323
Subcontractors and professional fees	564	855	883
Travel	245	142	76
Legal	21	10	120
Other	13	13	56
Total sales and marketing	3,425	3,611	3,933
General and administrative:
Salaries and benefits	2,914	2,902	2,929
Share-based compensation	757	518	270
Professional fees	3,436	2,281	2,876
Other	334	367	407
General and administrative expenses	7,441	6,068	6,482
Financing income:
Exchange differences	13	167	319
Interest income	957	1,248	182
Financial income in respect of government grants	47	26	15
Change in the fair value of marketable securities	0	45	0
Remeasurement of warrants and pre-funded warrants	6,529	0	0
Financing income	7,546	1,486	516
Financing expenses:
Bank expenses and commissions	61	56	76
Exchange differences	60	412	2,060
Change in the fair value of marketable securities	0	0	721
Excess of initial fair value of pre-funded warrants over transaction proceeds	2,684	0	0
Amortization of deferred expenses related to issuance of warrants	471	0	0
Lease liability interest	63	115	165
Revaluation of convertible SAFE	3	254	114
Financial expenses in respect of government grants	0	128	193
Total financing expenses	$ 3,342	$ 965	$ 3,329